Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of investment balances

The following table summarizes the Group’s investment balances:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Short-term investments
Equity securities - trading securities	166,465	—	—
Long-term investments
Equity securities without readily determinable fair values	202,819,390	200,000,000	28,997,274
Total investments	202,985,855	200,000,000	28,997,274